ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2013	2012
Vessel operating and drydocking expenses	6,890	8,248
Administrative expenses	6,105	8,070
Interest expense	9,792	3,094
Provision for taxes	—	1,001
	22,787	20,413